Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 493,424	$ 24,769	$ 38,761	$ 11,365	$ 568,319
BOSNIA AND HERZEGOVINA
Total		1,214			1,214
BOSNIA AND HERZEGOVINA | Republic of Srpska [Member]
Total		1,214			1,214
BRAZIL
Total		9,565			9,565
BRAZIL | DNPM – National Department of Mineral Production [Member]
Total		8,372			8,372
BRAZIL | State Finance Secretary (SEFAZ - MG) [Member]
Total		1,193			1,193
CANADA
Total	465,455	6,577	13,096	9,360	494,488
CANADA | Innu Takuaikan Uashat Mak [Member]
Total		6,577			6,577
CANADA | Ministère des Finances du Québec [Member]
Total	148,585		1,331		149,916
CANADA | Ministere des Finances du Québec (Refund) [Member]
Total	(6,930)				(6,930)
CANADA | University of Toronto [Member]
Total			261		261
CANADA | Receveur général du Canada [Member]
Total	323,590		10,968	9,360	343,918
CANADA | Ville de Fermont [Member]
Total			536		536
CANADA | Government of Alberta [Member]
Total	210				210
LIBERIA
Total	746	7,413	6,241	2,005	16,405
LIBERIA | Ministry of Finance /LRA [Member]
Total	746	$ 7,413	5,040		13,199
LIBERIA | Ministry of Mines [Member]
Total			1,201		1,201
LIBERIA | Ministry of Public Works [Member]
Total				$ 2,005	2,005
MEXICO
Total	18,718		5,116		23,834
MEXICO | Internal Revenue Service (Secretaria de Hacienda) [Member]
Total	10,347				10,347
MEXICO | Ministry of Economy (Secretaria de Economía) [Member]
Total	8,371		5,116		13,487
UKRAINE
Total	8,505		14,308		22,813
UKRAINE | Municipality of Kryvyi Rih [Member]
Total			$ 14,308		14,308
UKRAINE | State Fiscal Service (State Budget) [Member]
Total	$ 8,505				$ 8,505